UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RR Partners LP
Address: c/o East Side Capital Corp
         888 Seventh Avenue, 30th Floor
         New York, NY  10106

13F File Number:  028-10804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Rasiel
Title:     Principal
Phone:     212-320-5716

Signature, Place, and Date of Signing:

  /s/ David Rasiel     New York, NY     November 05, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    29

Form 13F Information Table Value Total:    $1,401,126 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AEROPOSTALE                    COM              007865108    67762  2914500 SH       SOLE                  2914500        0        0
BROADRIDGE FINL SOLUTIONS IN   COM              11133T103    48219  2108400 SH       SOLE                  2108400        0        0
DOLLAR TREE INC                COM              256746108    13977   286650 SH       SOLE                   286650        0        0
DR PEPPER SNAPPLE GROUP INC    COM              26138E109    35946  1012000 SH       SOLE                  1012000        0        0
DRESSER-RAND GROUP INC         COM              261608103    37311  1011400 SH       SOLE                  1011400        0        0
EMPLOYERS HOLDINGS INC         COM              292218104     8366   530500 SH       SOLE                   530500        0        0
FIRST CASH FINL SVCS INC       COM              31942D107    10057   362400 SH       SOLE                   362400        0        0
FISERV INC                     COM              337738108    66548  1236500 SH       SOLE                  1236500        0        0
HERBALIFE LTD                  COM USD SHS      G4412G101    97109  1609100 SH       SOLE                  1609100        0        0
JOHN BEAN TECHNOLOGIES CORP    COM              477839104     8351   518400 SH       SOLE                   518400        0        0
KBR INC                        COM              48242W106    81687  3315219 SH       SOLE                  3315219        0        0
MADISON SQUARE GARDEN INC      CL A             55826P100    42155  1998800 SH       SOLE                  1998800        0        0
MARINER ENERGY INC             COM              56845T305    58482  2413600 SH       SOLE                  2413600        0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102    21334   409800 SH       SOLE                   409800        0        0
MICROSOFT CORP                 COM              594918104   110205  4500000 SH       SOLE                  4500000        0        0
NALCO HOLDING COMPANY          COM              62985Q101    88822  3523300 SH       SOLE                  3523300        0        0
OCEANEERING INTL INC           COM              675232102    26984   501000 SH       SOLE                   501000        0        0
PALL CORP                      COM              696429307    52787  1267700 SH       SOLE                  1267700        0        0
PRECISION CASTPARTS CORP       COM              740189105   201790  1584533 SH       SOLE                  1584533        0        0
RAYTHEON CO                    COM NEW          755111507    62851  1375000 SH       SOLE                  1375000        0        0
RLI CORP                       COM              749607107    20134   355600 SH       SOLE                   355600        0        0
SCHLUMBERGER LTD               COM              806857108    63961  1038154 SH       SOLE                  1038154        0        0
SEACOR HOLDINGS INC            COM              811904101    49912   586100 SH       SOLE                   586100        0        0
SPIRIT AEROSYSTEMS HLDGS INC   COM CL A         848574109     6836   343000 SH       SOLE                   343000        0        0
STRYKER CORP                   COM              863667101    34009   679500 SH       SOLE                   679500        0        0
SUPERIOR ENERGY SVCS INC       COM              868157108    19353   725100 SH       SOLE                   725100        0        0
UNITEDHEALTH GROUP INC         COM              91324P102     8591   244700 SH       SOLE                   244700        0        0
USANA HEALTH SCIENCES INC      COM              90328M107     3346    82900 SH       SOLE                    82900        0        0
WELLPOINT INC                  COM              94973V107    54241   957642 SH       SOLE                   957642        0        0